SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH JANUARY 2002

        THE CENTRAL EUROPEAN EQUITY FUND, INC.
(Name of registered closed-end investment company)

              			     Approx Asset
Date	         Number    Price    Value or Approx       Seller
Each   Ident   Shares     Per      Asset Cov/Shr     or Seller's
Trans   Sec    Purch     Share    at Time of Purch      Broker


01-04   CEE      2500      12.0900      15.30 	     Weeden & Co
01-07	  " "      2800      12.4886      15.45             " "
01-08   " "      2600      12.8000      15.31             " "
01-09   " "      2800      12.9000      15.56 		    " "
01-10   " "      2700      12.9011      15.47             " "
01-11	  " "      2800      12.9000      15.68 	   	    " "
01-14   " "      3000      12.8833      15.32             " "
01-15	  " "      2800      12.7175      15.40  	   	    " "
01-16   " "      1300      12.6562      15.35             " "
01-17	  " "      3000      12.8517      15.64             " "
01-18   " "       300      12.9800      15.61             " "
01-22   " "      1500      12.8500      16.03 		    " "
01-23   " "       200      13.0400      15.97 		    " "
01-24   " "      3500      13.2200      15.99 		    " "
01-25   " "      2100      13.3138      16.00 		    " "
01-28   " "      3600      13.3525      15.72 		    " "
01-29   " "      2100      12.7900      15.80 		    " "




The Central European Equity Fund, Inc.
Name of Registrant
By Isabella Chan - Fund Administrator
Date of Statement          02/01/02